INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
11.	INTANGIBLE ASSETS, NET

Intangible assets, net, consist of the following:

	As of December 31,
	2014	2015

Core technology	$596	$571
Complete technology	73	74
Contract backlogs	336	343
Customer relationship	1,553	1,559
Digital watermarking technology	990	925
Image tracing technology	410	427

	3,958	3,899
Less: accumulated amortization
Core technology	(502)	(517)
Complete technology	(73)	(74)
Contract backlogs	(336)	(343)
Customer relationship	(1,207)	(1,265)
Digital watermarking technology	(990)	(925)
Image tracing technology	(119)	(121)

	(3,227)	(3,245)
Less: impairment loss of image tracing technology	(291)	(306)

	$440	$348

The Group recorded amortization expense of $195, $44 and $75 for the years ended December 31, 2013, 2014 and 2015, respectively. Estimated amortization expenses of intangible assets for the years ending December 31, 2016, 2017, 2018, 2019, 2020 and 2021 and after are $73, $55, $37, $37, $37 and $109, respectively.